DERIVATIVE INSTRUMENTS - Net gains and losses recognized on derivatives (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gains (losses) recognized on economic hedges	$ 753	$ 135
Derivative and warrant fair value adjustment
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gains (losses) recognized on economic hedges	(23,317)	0
Other income, net
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gains (losses) recognized on economic hedges	$ (4)	$ (729)	$ (773)	$ 420	$ 134